Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 42,630	¥ 34,196
Aggregate amortization expense	52,015	46,160	51,164
Estimated amortization expense for intangible assets, 2014	46,573
Estimated amortization expense for intangible assets, 2015	31,898
Estimated amortization expense for intangible assets, 2016	21,241
Estimated amortization expense for intangible assets, 2017	12,464
Estimated amortization expense for intangible assets, 2018	7,371
Computer software, intangible asset
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 37,419	¥ 33,985
Weighted average amortization period for acquired intangible assets	4 years	4 years
Intangible Assets
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period for acquired intangible assets	4 years	4 years